INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2013
Income Taxes Tables
Reconciliation between effective tax rate on income from continuing operations and federal statutory rate

The reconciliation between our effective tax rate on income from continuing operations and the federal statutory rate is as follows:

	Years Ended
	February 28, 2013	February 29, 2012 Restated	February 28, 2011

Statutory rate	35.0%	35.0%	35.0%
State and local taxes, net of federal income tax benefit	2.8	5.5	—
Change in valuation allowance	(27.4)	(1.4)	(34.9)
Stock-based compensation	(2.3)	(6.6)	—
Non-deductible expenses	(0.1)	(1.5)	(0.1)
Goodwill impairment	(13.8)	—	—
Acquisition related contingent consideration	8.3	(3.4)	—
Research tax credits	0.6	—	—
Prior year adjustments — deferred true-ups	0.8	4.6	—
Change in state rate	1.0	(1.5)	—
Other	0.1	—	—

Effective tax rate	5.0%	30.7%	—%

Components of deferred tax assets and liabilities

 Significant components of our deferred tax assets and liabilities are as follows:

	February 28, 2013	February 29, 2012 Restated

Deferred tax assets:
Net operating loss carryforwards	$21,529,307	$15,304,087
Tax credit carryforwards	307,657	0
Stock-based compensation	2,028,017	1,447,029
Property and equipment	279,953	147,494
Trade accounts receivable	104,538	119,675
Other	236,094	0
Total deferred tax assets	24,485,566	17,018,285
Less: valuation allowance	(21,848,032)	(7,775,004)
Net deferred tax assets	2,637,534	9,267,281

Deferred tax liabilities:
Intangible assets	(6,155,186)	(12,784,933)
Net deferred tax assets	$(3,517,652)	$(3,517,652)